Income tax, Components of income tax, geographical classification (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax [Abstract]
Current tax	£ (8,952)	£ (12,448)	£ (21,572)
Deferred tax [Abstract]
Deferred tax	(453)	(819)	(686)
Total income tax credit	(9,405)	(13,267)	(22,258)
United States [Member]
Current tax [Abstract]
Current tax, Federal	106	(16)	100
Current tax, State	0	0	15
Deferred tax [Abstract]
Deferred tax, Federal	(453)	(819)	(644)
Deferred tax, State	0	0	(42)
United Kingdom [Member]
Current tax [Abstract]
Current tax	(9,058)	(12,432)	(21,687)
Deferred tax [Abstract]
Deferred tax	£ 0	£ 0	£ 0